Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ 1,269	$ 445	$ 1,357	$ 26,476
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,208	402	1,167	14,788
Operating segments [member] | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 1,058	$ 265	$ 1,060	$ 517